RELATED PARTY TRANSACTIONS - Schedule of Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues
Power purchase and revenue agreements	$ (4)	$ (2)	$ 1	$ 24
Development services	0	3	0	14
Revenues	(4)
Revenues		1	1	38
Other income
Distribution income	0	17	0	29
Interest and other investment income	38	0	47	5
Other income, net	38	17	47	34
Direct operating costs
Other related party services	(7)	0	(16)	(7)
Interest expense
Borrowings	(37)	(32)	(88)	(112)
Contract balance accretion	(11)	(9)	(21)	(19)
Total interest expense	(48)	(41)	(109)	(131)
Other
Other related party services expense	0	(1)	0	(2)
Financial instrument (loss) gain	(1)	6	(8)	6
Total other revenue	(1)	5	(8)	4
Management service costs	(77)	(56)	(150)	(105)
Investment tax credits	$ 0	$ 0	$ 0	$ 19